Principal Funds, Inc.
Supplement dated May 24, 2021
to the Statement of Additional Information dated March 1, 2021
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
Effective June 1, 2021, in the Sub-Advisor: Origin Asset Management LLP table, add the following alphabetically to the list of portfolio managers:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Nerys Weir (1): International Fund I
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

(1) Information as of May 24, 2021
Effective June 1, 2021, in the Ownership of Securities table, add the following alphabetically to the list of portfolio managers:
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Nerys Weir (1)	International Fund I	None

(1) Information as of May 24, 2021